Non-financial Liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Non-financial Liabilities
29.	Non-financial Liabilities

Non-financial liabilities as of December 31, 2016 and 2017 are as follows:

		2016		2017
		Current	Non-current	Current	Non-current
		In millions of won
Advance received	￦	4,498,739	148,404	3,772,713	181,612
Unearned revenue		26,084	41,936	41,593	19,718
Deferred revenue		445,018	7,380,747	476,631	7,848,550
Withholdings		263,263	10,781	164,370	10,529
Others		1,135,106	9,737	1,129,001	12,025

	￦	6,368,210	7,591,605	5,584,308	8,072,434